NOTE 5 – PREPAID AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 5 - PREPAID AND OTHER CURRENT ASSETS - Schedule of Prepaid and Other Current Assets

	December 31,	December 31,
	2021	2020
Subscription receivable	$100,000	$—
Other receivable	143,187	77,557
Prepaid expenses	23,320	—
Tax receivable	603	600
	$267,110	$78,157